Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	217,000,000	217,000,000
Common stock, shares issued	9,934,299	5,069,633
Common stock, shares outstanding	9,934,299	5,069,633